Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 21, 2025	Jan. 10, 2025
Subsequent Events (Details) [Line Items]
Description of equity transfer agreements	the Hong Kong subsidiary of the Company, 3e Network Technology Company Limited (“HK 3e Network”), entered into two equity transfer agreements (“Equity Transfer Agreements”) with HongKong Techfaith Limited (“Techfaith”), under which HK 3e Network has agreed to sell, and Techfaith has agreed to acquire (“Share Transfer”): (i) 60% of equity interest of Guangzhou Sanyi Network for a total consideration of approximately RMB6,204,000 in cash; and (ii) 100% of equity interest of Guangzhou 3E Network for a total consideration of approximately RMB1,390,000 in cash. The Equity Transfer Agreements contain certain customary representations and warranties and closing conditions. As of the date of this report, the transaction is not yet closed.
IPO [Member]
Subsequent Events (Details) [Line Items]
Shares issued price per share		$ 4
Gross proceeds from issuance of initial public offering (in Dollars)		$ 5,000,000
Net proceeds from issuance of initial public offering (in Dollars)		$ 4,301,959
Option period		45 days
IPO [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Number of ordinary shares (in Shares)		1,250,000
Ordianary shares, par value (in dollars per share)		$ 0.0001
Shares issued price per share		$ 4
Granted to underwriters to purchase shares of percentage		15.00%
Granted to underwriters warrants to purchase shares of percentage		5.00%